Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 682,940	$ 892,518
Prepaid expenses	217,809	112,675
Total current assets	900,749	1,005,193
Cash and investments held in Trust Account	355,032,480	350,437,823
Total assets	355,933,229	351,443,016
Current liabilities:
Accounts payable	75,108	8,735
Accrued expenses	61,194
Accrued expenses - related parties	48,002	37,530
Franchise tax payable	200,000	5,480
Income tax payable		44,449
Total current liabilities	384,304	96,194
Deferred underwriting commissions	6,071,544	12,075,000
Total liabilities	6,455,848	12,171,194
Commitments
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at December 31, 2019 and 2018, respectively
Additional paid-in capital
Retained earnings	4,999,143	4,999,032
Total stockholders' equity	5,000,011	5,000,002
Total Liabilities and Stockholders' Equity	355,933,229	351,443,016
Class A Common Stock [Member]
Current liabilities:
Class A common stock, $0.0001 par value; 33,847,392 and 33,427,182 shares subject to possible redemption at December 31, 2019 and 2018, respectively	344,477,370	334,271,820
Stockholders' Equity:
Common stock value	5	107
Total stockholders' equity	5	107
Class F Common Stock [Member]
Stockholders' Equity:
Common stock value	863	863
Total stockholders' equity	$ 863	$ 863